DOCUMENT AND ENTITY INFORMATION DOCUMENT AND ENTITY INFORMATION	Mar. 18, 2020
Document and Entity Information [Abstract]
Entity Central Index Key	0001166388
Entity Emerging Growth Company	false
Written Communications	false
Title of 12(b) Security	Common Stock, $.001 par value per share
City Area Code	(631)
Entity Address, Address Line One	175 Broadhollow Road
Entity Incorporation, State or Country Code	DE
Document Period End Date	Mar. 18, 2020
Document Type	8-K
Entity Registrant Name	Verint Systems Inc
Entity File Number	001-34807
Entity Tax Identification Number	11-3200514
Entity Address, City or Town	Melville,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
Local Phone Number	962-9600
Trading Symbol	VRNT
Security Exchange Name	NASDAQ
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false